PETER D. LOWENSTEIN
ATTORNEY AT LAW
P.O. BOX 272
COS COB, CONNECTICUT 06830
203 869-3059
FAX 203 869-2389

January 2, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Value Line U.S. Government Securities Fund, Inc. File #2-71928; 811-03171 Rule 497(j) _________________________________________

Dear Sir/Madam:

          On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

Peter D. Lowenstein Legal Counsel

PDL:psp